Income Taxes (Details Textual) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Net loss	$ (21,287)	$ (5,847,998)	$ (1,173,363)	$ (36,579,100)	$ (3,242,809)	$ (5,521,081)	$ (5,542,368)
Deferred Tax Assets, Valuation Allowance	8,472					1,839,611	1,839,611
Deferred Tax Assets, Operating Loss Carryforwards, State and Local						2,263,391	2,263,391
Operating Loss Carry forwards Expiration Period						2033
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount						$ 1,831,139